Contingencies and commitments - Additional Information (Detail) £ in Millions, R$ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2018 GBP (£)
Disclosure of commitments and contingent liabilities [line items]
Benefit from FCPE			£ 116
Current Brazil [Member]
Disclosure of commitments and contingent liabilities [line items]
Total Potential exposure	£ 106	R$ 754
Additional potential exposure	£ 20	R$ 142